Property, Plant and Equipment - Mining assets (Narrative) (Details) - Mining assets1 - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gross
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		R 0
Gross | MAC Copper
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment	R 32,266
Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	1,200	1,100
Capitalised Stripping Costs Balance	1,900	2,400
Depreciation expense, capitalised stripping costs	1,100	1,100
Doornkop 207 level
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	643
Mine waste solutions Kareerand TSF Expansion Project
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	1,700
Kalgold
Disclosure of detailed information about property, plant and equipment [line items]
Capitalised Stripping Costs Balance	1,100	886
Depreciation expense, capitalised stripping costs	R 42	R 58